Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables

11.  TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2019 and 2018, is as follows:

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Gross	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Trade and other receivables, gross	4,243,413	4,350,373	617,218	907,022
Trade receivables, gross	3,219,045	3,017,469	122,428	171,513
Other receivables, gross (1)	1,024,368	1,332,904	494,790	735,509

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Net	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Trade and other receivables, net	3,504,457	3,551,022	587,957	906,508
Trade receivables, net	2,576,458	2,264,869	99,876	171,513
Other receivables, net (1)	927,999	1,286,153	488,081	734,995

	Balance as of
	Current		Non-Current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Detail of other accounts receivable, net (1)	ThUS$	ThUS$	ThUS$	ThUS$
Sectorial assets Brazil (i)	557,504	859,557	166,040	349,091
Accounts receivable "low income" (ii)	168,025	216,699	-	-
Receivables VOSA project (iii)	42,442	8,546	308,077	370,956
Accounts receivables from employees	11,024	10,629	12,850	12,277
Other	149,004	190,722	1,114	2,671
Total	927,999	1,286,153	488,081	734,995

(i)

Regulatory (or industry-wide) assets and liabilities are recorded as a result of the signing in December 2014 of significant amendments to the original concession agreements entered into by our electricity distribution subsidiaries in Brazil. These amendments established that, in addition to the compensation amounts derived from investments not amortized during the respective concession periods (see note 9 (2)), the balances of regulatory assets and liabilities that had not been recovered or returned through the tariff cycles will also be subject to compensation or return by the Brazilian government. This implies that the realization of these assets or the settlement of liabilities does not depend on the invoicing made to customers during the concession period.

These regulatory assets and liabilities arise from the differences between the actual cost and the cost considered in the tariff adjustments and generate an asset to the extent that the actual cost is greater than the one considered in the tariff, or a liability when the actual costs are lower than those considered in the tariff. These differences are considered by ANEEL, which is the government entity that regulates electricity tariffs in Brazil, in the subsequent tariff adjustment process of each concessionaire company.

In general, as a result of the normal operation of the companies, these regulatory assets and liabilities are collected or settled through invoices to customers over a period that is on average between 10 and 24 months.

(ii)

Accounts  receivable to “low income” consumers to which a social discount is applied creating a “low income” final tariff, in which the Brazilian government replenishes such discount to our subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo S.A. through a state subsidy.

(iii)	Account receivables related to the Argentine Project.

There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers to which it has sales representing 10% or more of its operating revenue for the years ended December 31, 2019 and 2018.

Refer to Note 12.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related companies.

b)	As of December 31, 2019 and 2018, the analysis of trade accounts receivables due and unpaid, but of which no impairment losses have been recorded, is as follows:

	Balance as of
Trade Receivables Allowance for Credit Loss	12-31-2019 ThUS$	12-31-2018 ThUS$
Less than three months	551,817	452,556
Between three and six months	95,451	133,316
Between six and twelve months	87,226	68,973
More than twelve months	213,357	93,200
Total	947,851	748,045

c)	The reconciliation of changes in the allowance for credit losses of trade receivables is as follows:

Current and
Trade Receivables allowace for credit loss	Non-Current ThUS$
Balance as of January 1, 2018	633,058
Initial balance adjustment for IFRS 9	10,286
Increases (decreases) for the year (*)	114,671
Amounts written off	(47,959)
Foreign currency translation differences	(106,837)
Acquisition made through business combination	196,646
Balance as of December 31, 2018	799,865
Increases (decreases) for the year (*)	159,250
Amounts written off	(168,889)
Foreign currency translation differences	(22,009)
Balance as of December 31, 2019	768,217

            (*)See Note 30.b  Impairment losses trade receivables and other account receivables.

Impairment losses are recorded considering the criteria described in Note 3.g.3 and amount to ThUS$159,250,  ThUS$114,671 and ThUS$124,120 for the years ended December 31, 2019, 2018 and 2017, respectively.

Write-offs for bad debt

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures for the few cases that arise in each country. In our distribution business, considering the differences in each country, the process takes at least 6 months in Argentina and Brazil, 12 months in Colombia and Peru. Overall, the risk of bad debt, and therefore the risk of writing off our trade receivables, is limited (see Notes 3.g.3 and 21.5).

d)	Additional information:
•	Additional statistical information required under Official Bulletin 715 of the CMF, of February 3, 2012. See Appendix 2.
•

Supplementary information on Trade Receivables, see Appendix 2.1: As of December 31, 2019, as part of the trade receivables, the Company presents revenue from sales to customers that includes estimates of energy provided and not yet billed amounting to US$ 601.6 million related to the distribution entities in Brazil, Colombia, Peru and Argentina. The distribution entities calculate the unbilled revenue based on the estimated quantify of energy consumed by costumers during the period, at the prices stipulated in the electricity tariffs in accordance with the current regulation or, if applicable, contractual arrangements with customers.